Business Combination - Schedule of Reconciliation of Elements of Business Combination (Details)	11 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Less: Fair value of private warrants	$ (261,060)
Less: Transaction costs and advisory fees allocated to equity	(40,551,958)
Net Business Combination	385,167,646
Less: Transaction costs and advisory fees allocated to warrants	(102,432)
Add: Fair value of private warrants	261,060
Net cash contributions from Business Combination	384,893,088
Bitfury Private Placement
Business Acquisition [Line Items]
Cash, subscription receivable and/or debt forgiveness	60,000,000
GWAC
Business Acquisition [Line Items]
Add: Non-cash net assets assumed	433,186
Less: Non-cash net assets assumed	(433,186)
GWAC Trust and Cash, Net of Redemptions
Business Acquisition [Line Items]
Cash	43,197,478
PIPE Financing
Business Acquisition [Line Items]
Cash	$ 322,350,000